Document and Entity Information	Nov. 22, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to the Current Report on Form 8-K filed by Breeze Holdings Acquisition Corp. (the “Company”) on November 24, 2021 (the “Original Report”) is being filed to address the hyperlink in the Form 8-K to the exhibit 99.1. It was not functioning. Except for the foregoing, this amendment does not amend, modify or update the disclosures contained in the Original Report.
Document Period End Date	Nov. 22, 2021
Entity Registrant Name	BREEZE HOLDINGS ACQUISITION CORP.
Entity Central Index Key	0001817640
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39718
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1849315
Entity Address, Address Line One	955 W. John Carpenter Freeway
Entity Address, Address Line Two	Suite 100-929
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	619
Local Phone Number	500-7747
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	BREZ
Security Exchange Name	NASDAQ
Rights
Document Information [Line Items]
Title of 12(b) Security	Rights exchangeable into one-twentieth of one share of common stock
Trading Symbol	BREZR
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Trading Symbol	BREZW
Security Exchange Name	NASDAQ